UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cooper Hill Partners, L.L.C.
           --------------------------------------------------
Address:   230 Park Avenue, 20th Floor
           --------------------------------------------------
           New York, New York 10169
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05381
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey Casdin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212-270-2423
           --------------------------------------------------

Signature, Place, and Date of Signing:

                     			   New York, New York       2/7/01
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        21
                                               -------------

Form 13F Information Table Value Total:       $363,007
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE
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 FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------
ABGENIX INC           COMMON    00339B107    34912   591100   SH         SOLE          591100    0        0
-----------------------------------------------------------------------------------------------------------
AMGEN INC             COMMON    031162100     5620    87900   SH         SOLE           87900    0        0
-----------------------------------------------------------------------------------------------------------
APPLERA CORP          COMMON    038020103     6838    72700   SH         SOLE           72700    0        0
-----------------------------------------------------------------------------------------------------------
CURAGEN CORP          COMMON    23126R101    45223  1655766   SH         SOLE         1655766    0        0
-----------------------------------------------------------------------------------------------------------
CV THERAPEUTICS INC   COMMON    126667104    11957   169000   SH         SOLE          169000    0        0
-----------------------------------------------------------------------------------------------------------
DUSA                  COMMON    266898105     4052   241000   SH         SOLE          241000    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
GENENTECH INC        COMMON NEW 368710406     4662    57200   SH         SOLE           57200    0        0
-----------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC   COMMON    375558103    26607   320810   SH         SOLE          320810    0        0
-----------------------------------------------------------------------------------------------------------
GUILFORD              COMMON    401829106     3474   193000   SH         SOLE          193000    0        0
 PHARMACEUTICALS INC
-----------------------------------------------------------------------------------------------------------
IDEC                  COMMON    449370105    20340   107300   SH         SOLE          107300    0        0
 PHARMACEUTICALS CORP
-----------------------------------------------------------------------------------------------------------
IDX SYS CORP          COMMON    449491109    34963  1398500   SH         SOLE         1398500    0        0
-----------------------------------------------------------------------------------------------------------
INCYTE                COMMON    45337C102    21482   863600   SH         SOLE          863600    0        0
 GENOMICS INC
-----------------------------------------------------------------------------------------------------------
INSMED INC            COMMON    457669109     6371  1836563   SH         SOLE         1836563    0        0
-----------------------------------------------------------------------------------------------------------
INVERNESS MED         COMMON    461268104    42847  1100400   SH         SOLE         1100400    0        0
 TECHNOLOGY INC
-----------------------------------------------------------------------------------------------------------
MAXICARE HEALTH PLANS COMMON    577904204     1844  1967200   SH         SOLE         1967200    0        0
 INC
-----------------------------------------------------------------------------------------------------------
OSI PHARMACEUTICALS   COMMON    671040103    25079   313000   SH         SOLE          313000    0        0
 INC
-----------------------------------------------------------------------------------------------------------
PHARMACYCLICS INC     COMMON    716933106    12405   362200   SH         SOLE          362200    0        0
-----------------------------------------------------------------------------------------------------------
QLT INC               COMMON    746927102    11477   409900   SH         SOLE          409900    0        0
-----------------------------------------------------------------------------------------------------------
TRANSGENOMIC INC      COMMON    89365K206     2166   206317   SH         SOLE          206317    0        0
-----------------------------------------------------------------------------------------------------------
TRIPATH IMAGING INC   COMMON    896942109     4647   531100   SH         SOLE          531100    0        0
------------------------------------------------------------------------------------------------------------
VARIAN MED            COMMON    92220P105    36041   530500   SH         SOLE          530500    0        0
 SYS INC
-----------------------------------------------------------------------------------------------------------

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